Risks and Uncertainties - Schedule of Suppliers Concentrations (Details) - Supplier Concentration Risk [Member] - USD ($)	12 Months Ended
	Aug. 31, 2025		Aug. 31, 2024		Aug. 31, 2023
Supplier A [Member] | Trade Payables [Member]
Concentration Risk [Line Items]
Concentration Risk, Amount	$ 33,617		$ 31,036
Concentration Risk, Percentage	12.35%		11.64%
Supplier A [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration Risk, Amount	$ 230,622		$ 337,813			[1]
Concentration Risk, Percentage	10.40%		17.10%			[1]
Supplier B [Member] | Trade Payables [Member]
Concentration Risk [Line Items]
Concentration Risk, Amount	$ 32,795		$ 38,607
Concentration Risk, Percentage	12.05%		14.48%
Supplier B [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration Risk, Amount		[1]	$ 238,153		$ 256,665
Concentration Risk, Percentage		[1]	12.10%		12.50%
Supplier D [Member] | Trade Payables [Member]
Concentration Risk [Line Items]
Concentration Risk, Amount	$ 31,890		$ 37,478
Concentration Risk, Percentage	11.72%		14.05%
Supplier E [Member] | Trade Payables [Member]
Concentration Risk [Line Items]
Concentration Risk, Amount	$ 27,996		$ 30,116
Concentration Risk, Percentage	10.29%		11.29%
Supplier C [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration Risk, Amount		[1]		[1]	$ 252,803
Concentration Risk, Percentage		[1]		[1]	12.30%

[1]	The corresponding purchase did not contribute 10% or more of the total purchase of the Group for the relevant year.